FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value hierarchy (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Settled derivatives, received (paid)	R$ (550,581)	R$ 3,559,286
Operational Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Settled derivatives, received (paid)	650,845	3,227,743
Commodity Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Settled derivatives, received (paid)	89,327	80,516
Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Settled derivatives, received (paid)	(1,290,753)	251,027
Zero cost collar (R$ x U.S.$) | Operational Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Settled derivatives, received (paid)	645,759	2,987,953
NDF (R$ x US$) | Operational Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Settled derivatives, received (paid)	(68,695)	155,458
NDF (Euro x US$) | Operational Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Settled derivatives, received (paid)	73,781	84,332
Swap VLSFO/other | Commodity Hedge
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Settled derivatives, received (paid)	89,327	80,516
Swap CDI x Fixed (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Settled derivatives, received (paid)	(1,635,058)	(438,417)
Swap IPCA to CDI (notional in Brazilian Reais) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Settled derivatives, received (paid)	(59,243)	256,683
Swap IPCA to Fixed (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Settled derivatives, received (paid)		21,139
Swap Pre-Fixed to US$ | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Settled derivatives, received (paid)	(221,462)	(104,827)
Swap SOFR to SOFR (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Settled derivatives, received (paid)	2,199
Swap LIBOR to Fixed (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Settled derivatives, received (paid)	19,074	7,729
Swap SOFR to Fixed (US$) | Fair value hedges
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Settled derivatives, received (paid)	R$ 603,737	R$ 508,720